Subsidiaries (Details 3) - USD ($)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of subsidiaries [line items]
Profit/(loss) allocated to non-controlling interest		$ (15,373,590)	$ 6,424,015	$ 7,120,754
Equity attributable to non-controlling interest		$ 22,894,015	$ 40,741,634
Amira Pure Foods Private Limited
Disclosure of subsidiaries [line items]
Name of subsidiary	[1],[2]	Amira Pure Foods Private Limited	Amira Pure Foods Private Limited
Place of incorporation and operation		India	India
Proportion of ownership interest and voting rights held by non-controlling interest		19.60%	19.60%
Profit/(loss) allocated to non-controlling interest		$ (20,278,129)	$ 1,701,092
Equity attributable to non-controlling interest		$ (3,922,671)	$ 16,251,481
Amira C Foods International DMCC
Disclosure of subsidiaries [line items]
Name of subsidiary	[1]	Amira C Foods International DMCC ("Amira Dubai")	Amira C Foods International DMCC ("Amira Dubai")
Place of incorporation and operation		UAE	UAE
Proportion of ownership interest and voting rights held by non-controlling interest		19.60%	19.60%
Profit/(loss) allocated to non-controlling interest		$ 4,372,111	$ 5,473,989
Equity attributable to non-controlling interest		$ 33,465,563	$ 29,093,452
Amira UK, Basmati Rice LLC Amira Germany
Disclosure of subsidiaries [line items]
Name of subsidiary	[3]	Amira UK, Basmati Rice LLC Amira Germany	Amira UK, Basmati Rice LLC Amira Germany
Profit/(loss) allocated to non-controlling interest		$ 0	$ 0
Equity attributable to non-controlling interest		$ (2,569,581)	$ 0
Others (individually immaterial subsidiaries with non-controlling interests)
Disclosure of subsidiaries [line items]
Name of subsidiary		Others (individually immaterial subsidiaries with non-controlling interests)	Others (individually immaterial subsidiaries with non-controlling interests)
Profit/(loss) allocated to non-controlling interest		$ 532,428	$ (751,065)
Equity attributable to non-controlling interest		$ (4,079,296)	$ (4,603,297)

[1]	A new company named Amira International Finance B.V. has been incorporated in Netherlands on July 30, 2018. Amira International Finance B.V. is a 100% owned subsidiary of Amira Nature Foods Limited.
[2]	The Non-controlling interest (NCI) is computed using 7,005,434 shares (assuming exchange under the' exchange agreement').
[3]	Amira Basmati Rice LLC (US), Amira G Foods (UK) and Amira Basmati Rice GmBH (Germany) have been transferred under a common control transaction in fiscal 2018 and accordingly, there is no NCI in those entities.